Note 15 - Warehouse Credit Facilities (Details Textual)	May 26, 2022
Colliers Mortgage [Member] | Facility C [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	1.60%